Offsets	Dec. 31, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	RECON TECHNOLOGY, LTD
Form or Filing Type	F-1
File Number	333-282048
Initial Filing Date	Sep. 12, 2024
Fee Offset Claimed	$ 3,062.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Ordinary Shares issuable upon exercise of the common warrants
Unsold Securities Associated with Fee Offset Claimed | shares	9,523,810
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 20,000,000.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the registration fee due under this registration statement by a total of $6,014, which represents the registration fee previously paid with respect to the prior registration statement of the Registrant on Form F-1 (File No. 333-282048), which was initially filed on September 12, 2024 and withdrawn prior to the date of effectiveness pursuant to a Form RW filed on November 17, 2025. No securities were sold with respect to the withdrawn registration statement.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	RECON TECHNOLOGY, LTD
Form or Filing Type	F-1
File Number	333-282048
Initial Filing Date	Sep. 12, 2024
Fee Offset Claimed	$ 2,952.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Ordinary Shares
Unsold Securities Associated with Fee Offset Claimed | shares	9,523,810
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 20,000,000.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the registration fee due under this registration statement by a total of $6,014, which represents the registration fee previously paid with respect to the prior registration statement of the Registrant on Form F-1 (File No. 333-282048), which was initially filed on September 12, 2024 and withdrawn prior to the date of effectiveness pursuant to a Form RW filed on November 17, 2025. No securities were sold with respect to the withdrawn registration statement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	RECON TECHNOLOGY, LTD
Form or Filing Type	F-1
File Number	333-282048
Filing Date	Nov. 17, 2025
Fee Paid with Fee Offset Source	$ 3,062.00
Offset Note	Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the registration fee due under this registration statement by a total of $6,014, which represents the registration fee previously paid with respect to the prior registration statement of the Registrant on Form F-1 (File No. 333-282048), which was initially filed on September 12, 2024 and withdrawn prior to the date of effectiveness pursuant to a Form RW filed on November 17, 2025. No securities were sold with respect to the withdrawn registration statement.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	RECON TECHNOLOGY, LTD
Form or Filing Type	F-1
File Number	333-282048
Filing Date	Nov. 17, 2025
Fee Paid with Fee Offset Source	$ 2,952.00
Offset Note	Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the registration fee due under this registration statement by a total of $6,014, which represents the registration fee previously paid with respect to the prior registration statement of the Registrant on Form F-1 (File No. 333-282048), which was initially filed on September 12, 2024 and withdrawn prior to the date of effectiveness pursuant to a Form RW filed on November 17, 2025. No securities were sold with respect to the withdrawn registration statement.